Fair Value Disclosures	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures
Note 19.                        Fair Value Disclosures

The Company utilizes fair value measurements to record fair value adjustments to certain assets and to determine fair value disclosures.  Securities available-for-sale are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis. These nonrecurring fair value adjustments typically involve application of lower of cost or market accounting or write-downs of individual assets.

Fair Value Hierarchy

Under ASC Topic 820 on Fair Value Measurements and Disclosures, the Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

•	Level 1 - Valuation is based upon quoted prices for identical instruments traded in active markets.
•
Level 2 - Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

•
Level 3 - Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

A description of valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.

In general, fair value is based upon quoted market prices, where available. If such quoted market prices are not available, fair value is based upon third party models that primarily use, as inputs, observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality, the Company's creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time. The Company's valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While management believes the Company's valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

Recurring --Investment Securities Available for Sale

Securities classified as available for sale are reported at fair value utilizing, Level 2 and Level 3 inputs. For Level 2 securities, the Company obtains fair value measurements from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information, and the bond's terms and conditions, among other things.

As of December 31, 2011 the Company owns approximately $4.07 million (book value) in collateralized debt obligation securities that are backed by trust preferred securities issued by banks, thrifts, and insurance companies (TRUP CDOs).  The market for these securities is not active and markets for similar securities are also not active.  The TRUP CDOs have been classified within Level 3 of the fair value hierarchy because we determined that significant adjustments are required to fair value at the measurement date. The cash flow projections for the pooled trust preferred securities utilize a discounted cash flow model that uses variables such as the estimate of future cash flows, creditworthiness of the underlying banks and determination of probability of default of the underlying collateral.

The following summarizes the Company's available for sale securities portfolio measured at fair value on a recurring basis as of December 31, 2011 and December 31, 2010, segregated by the level of the valuation inputs within the fair value hierarchy.

2011
	Level 1	Level 2	Level 3	Total Fair Value
Available for Sale Securities
US Treasuries	$-	$6,032	$-	$6,032
State and Political Subdivisions	$-	$18,168	$-	$18,168
Mortgage Backed Securities	$-	$30,629	$-	$30,629
TRUP CDO's	$-	$-	$150	$150
Single Issue Trust Preferred	$-	$1,815	$-	$1,815
SBA Pools	$-	$6,996	$-	$6,996
SLMA	$-	$462	$-	$462
Total AFS Securities	$-	$64,102	$150	$64,252

2010
	Level 1	Level 2	Level 3	Total Fair Value
Available for Sale Securities
State and Political Subdivisions	$-	$18,291	$-	$18,291
Mortgage Backed Securities	$-	$29,442	$-	$29,442
TRUP CDO's	$-	$-	$173	$173
Single Issue Trust Preferred	$-	$1,804	$-	$1,804
SBA Pools	$-	$5,934	$-	$5,934
SLMA	$-	$452	$-	$452
Total AFS Securities	$-	$55,923	$173	$56,096

Pursuant to ASC Topic 820, the following table shows a reconciliation of the beginning and ending balance at December 31, 2011 for Level 3 assets measured on a recurring basis using significant unobservable inputs.

Investment Securities Available for Sale
Beginning balance, January 1, 2011	$173
Total gains (losses) included in net income	(269)
Included in Other comprehensive Income	246
Transfers in or out of Level 3	-
Ending Balance December 31, 2011	$150

Non Recurring - Loans

The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment using one of several methods, including collateral value, recent appraisal value and /or tax assessed value, liquidation value and discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2011, all of the total impaired loans were evaluated based on the fair value of the collateral. Fair value is based upon independent market prices or appraised values of the collateral which the Company considers as nonrecurring Level 2.

Non Recurring -Foreclosed Assets / Repossessions

Foreclosed assets and repossessions are adjusted to fair value upon transfer of the loans to foreclosed assets and repossessions. Subsequently, foreclosed assets and repossessions are carried at the lower of carrying value or fair value. Fair value is based upon independent market prices or appraised values of the collateral which the Company considers as nonrecurring Level 2.

The following table summarizes the Company's assets at fair value on a non - recurring basis as of December 31, 2011 and December 31, 2010 segregated by the level of the valuation inputs within the fair value hierarchy. The tables disclose the recorded investment of impaired loans requiring a specific allowance.

December 31, 2011	Level 1	Level 2	Level 3	Total Fair Value
Impaired Loans	$-	$14,803	$-	$14,803
Repossessions/OREO, net	$-	$16,852	$-	$16,852

December 31, 2010	Level 1	Level 2	Level 3	Total Fair Value
Impaired Loans	$-	$25,098	$-	$25,098
Repossessions/OREO	$-	$15,347	$-	$15,347

General

The Company has no liabilities carried at fair value or measured at fair value on a non-recurring basis.

Fair Value of Financial Instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is best determined based upon quoted market prices.  However, in many instances, there are no quoted market prices for the Company's various financial instruments.  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.  Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of   the   instrument.  Accordingly, the aggregate fair value amounts presented may not necessarily represent the underlying fair value of the Company.

Cash and Cash Equivalents

The carrying amount reported in the balance sheets for cash, short-term investments and federal funds sold approximates fair value.

Securities Available for Sale

Fair values are determined in the manner as described above.

Other Investments

Other investments include Federal Home Loan Bank stock, Federal Reserve Bank stock, Community Bankers Bank stock, and Pacific Coast Bankers Bank.  The carrying value of those securities approximates fair value based on the redemption provisions of those Banks. Also included in other investments are certificates of deposit purchased from other FDIC banks in which the carrying amount approximates fair value.

Loans

The fair value of loans represent estimates at which the loans of the Bank could be exchanged on the open market, based upon the current lending rate for similar types of lending arrangements discounted over the remaining life of the loans.

Deposits

The fair value of deposits represent estimates at which the deposit liabilities of the Bank could be exchanged on the open market, based upon the current deposit rates for similar types of deposit arrangements discounted over the remaining life of the deposits.

Other Short-Term Borrowings

Fair values of other short-term borrowings are estimated using discounted cash flow analyses based on the Company's current incremental borrowing rates for similar types of borrowing arrangements. Estimated maturity dates are also included in the calculation of fair value for these borrowings.

Long-term Debt and Capital Securities

Rates currently available to the Company for debt with similar terms and remaining maturities or established call prices are used to estimate fair value of existing debt.

Off-Balance Sheet Instruments

The amount of off-balance sheet commitments to extend credit, standby letters of credit, and financial guarantees, is considered equal to fair value.  Because of the uncertainty involved in attempting to assess the likelihood and timing of commitments being drawn upon, coupled with the lack of an established market and the wide diversity of fee structures, the Company does not believe it is meaningful to provide an estimate of fair value that differs from the given value of the commitment.

The carrying amounts and fair values of the Company's financial instruments at December 31, 2011 and December 31, 2010 were as follows:

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Cash and cash equivalents	$86,075	$86,075	$82,152	$82,152
Securities available for sale	64,252	64,252	56,096	56,096
Other investments	5,308	5,308	6,026	6,026
Loans, net	398,780	398,221	440,274	438,952
Deposits	(515,361)	(508,599)	(536,772)	(519,111)
Other short-term borrowings	(57,676)	(65,844)	(65,952)	(72,687)
Long-term debt	(13,964)	(14,951)	(14,968)	(15,779)
Capital Securities	(3,150)	(3,014)	(3,150)	(2,502)